Lease obligations	12 Months Ended
Dec. 31, 2024
Disclosure of Leases [Abstract]
Lease obligations	Lease obligations:

	2024	2023
Opening lease obligations	$872,120	$870,163
Additions, net of disposals	90,486	123,187
Interest expense	54,560	53,418
Lease payments	(195,807)	(171,577)
Effect of movements in exchange rates and other	(3,154)	(3,071)
Lease obligations at December 31	818,205	872,120
Less: current portion	(122,744)	(120,731)
Lease obligations - non current portion	$695,461	$751,389

The Company incurs lease payments related to ocean vessels, terminal facilities, rail cars, vehicles and equipment, and office facilities. Leases are entered into and exited in coordination with specific business requirements which includes the assessment of the appropriate durations for the related leased assets.
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2024:

	Lease payments	Interest component	Lease obligations
2025	$168,554	$48,592	$119,962
2026	141,732	42,146	99,586
2027	122,035	35,975	86,060
2028	116,342	29,632	86,710
2029	109,387	23,138	86,249
Thereafter	422,555	82,917	339,638
	$1,080,605	$262,400	$818,205

Variable lease payments and short-term and low value leases
Certain leases contain non-lease components, excluded from the right-of-use asset and lease liability, related to operating charges for ocean vessels and terminal facilities. The total expense recognized in cost of sales relating to operating charges for 2024 was $90.9 million (2023 - $83.8 million). Short-term leases are leases with a lease term of twelve months or less while low-value leases are comprised of information technology and miscellaneous equipment. Such items recognized within cost of sales in 2024 were $0.4 million (2023 - $0.2 million).
Extension options
Some leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses, at lease commencement, whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Total potential future lease payments not included in the lease liabilities should the Company exercise these extension options totals $56.5 million (2023 - $51.8 million).

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$602,537	$9,173
Terminals and tanks	183,138	36,741
Other	32,530	10,561
Total	$818,205	$56,475
Leases not yet commenced
As at December 31, 2024, the Company has entered into lease agreements for which the leases have not yet commenced. Total exposure to undiscounted future cash outflows not reflected in lease liabilities is $2.8 million (2023 - $68.7 million). The leases not yet commenced as at December 31, 2024 related to the addition of 1 new ocean vessel in 2025 with a 1-year term. The leases not yet commenced as at December 31, 2023 related to terminal agreements, railcar agreements, storage tank agreements and the addition of 1 new ocean vessel in 2024 with a 5-year term, replacing an existing ocean vessel lease that commenced in 2024.